Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 1,893	$ 85	$ 1,455	$ 1,461	$ 943
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	138	130	539	468	465
Amortization of debt issuance costs, premium and discount	6	5	24	22	24
Loss on modification of debt			2	5	43
Total losses (gains) on derivative instruments, net	(1,260)	525	1,158	(29)	49
Total gains on derivatives instruments, net—related party			0	(2)	0
Other			7	6	1
Net cash used for settlement of derivative instruments	(11)	(9)	(102)	(17)	(4)
Changes in operating assets and liabilities:
Trade and other receivables, net of current expected credit losses	357	83	(116)	(203)	(17)
Trade receivables—affiliate	290	(73)	(337)	(32)	(80)
Accounts receivable—related party			0	(1)	0
Advances to affiliate	18	(5)	(24)	(5)	5
Inventory	11	26	15	(66)	9
Margin deposits	35	25	(28)	(3)	(2)
Accounts payable and accrued liabilities	(615)	(5)	348	326	2
Accrued liabilities—related party	(2)	1	3	(1)	4
Due to affiliates	(40)	(21)	22	(1)	9
Deferred revenue	(60)	(38)	0	18	(18)
Deferred revenue—affiliate			0	0	(10)
Other, net	18	(44)	2	(11)	1
Other, net—affiliate	(1)	1	5	2	0
Net cash provided by operating activities	777	686	2,973	1,937	1,424
Cash flows from investing activities
Property, plant and equipment	(82)	(85)	(434)	(612)	(916)
Other	(5)	0
Net cash used in investing activities	(87)	(85)	(434)	(612)	(916)
Cash flows from financing activities
Proceeds from issuances of debt			560	482	1,995
Redemptions and repayments of debt			(1,560)	(1,000)	(2,000)
Debt issuance and other financing costs			(7)	(5)	(35)
Debt extinguishment costs			(2)	(3)	(39)
Capital contributions			225	821	488
Distributions	(622)	(563)	(1,761)	(1,619)	(1,001)
Net cash used in financing activities	(622)	(563)	(2,545)	(1,324)	(592)
Net increase in restricted cash and cash equivalents	68	38	(6)	1	(84)
Restricted cash and cash equivalents—beginning of period	92	98	98	97	181
Restricted cash and cash equivalents—end of period	$ 160	$ 136	$ 92	$ 98	$ 97